SUBSEQUENT EVENT	3 Months Ended
Nov. 30, 2011
SUBSEQUENT EVENT [Abstract]
SUBSEQUENT EVENT
NOTE 4 - SUBSEQUENT EVENT

On December 12, 2011 the Company issued 83,000 shares of its common stock to an advisory company as remuneration for services provided. The fair value of the shares at the date of grant was $24,900. See also note 2i.